5. Derivative liability	12 Months Ended
Dec. 31, 2018
Notes
5. Derivative liability

5.    Derivative liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2018, the Company recorded a loss on the change in fair value of the derivative liability of $29,168 (2017 – $88,501; 2016 - $129,918). As at December 31, 2018, the Company had a derivative liability of $nil (2017 - $52,491; 2016 - $107,462).

The following inputs and assumptions were used to value the derivative liabilities outstanding during the years ended December 31, 2018 and 2017, assuming no dividend yield:

	December 31, 2018	December 31, 2017	December 31, 2016

Expected volatility	260-288%	89-269%	188-270%
Risk free rate	1.58-1.68%	0.99-1.32%	0.24-1.06%
Expected life (in years)	0.2	0.1-0.8	0.2-2.0

A summary of the activity of the derivative liability is shown below:

$

Balance, December 31, 2015	292,320
Derivative loss due to new issuances	29,422
Debt discount	63,000
Adjustment for conversion	(374,776)
Mark to market adjustment	97,496
Balance, December 31, 2016	107,462
Derivative loss due to new issuances	25,926
Debt discount	35,000
Adjustment for conversion	(178,473)
Mark to market adjustment	62,576
Balance, December 31, 2017	52,491
Adjustment for conversion	(81,659)
Mark to market adjustment	29,168

Balance, December 31, 2018	–